AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2011

Securities Act File No. 033-79708

Investment Company Act File No. 811-8542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 41	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 43	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1101 STEWART AVENUE, SUITE 207

GARDEN CITY, NEW YORK 11530

(Address of Principal Executive Offices)(Zip Code)

(516) 307-1760 (Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

 DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b) of Rule 485.
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
____	on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of New York on the 25nd     day of August, 2011.

                                        THE SARATOGA ADVANTAGE TRUST

                                        By:  /s/BRUCE E. VENTIMIGLIA

Bruce E. Ventimiglia

President, CEO and

Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia_ Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	August 25 , 2011
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	August 25 , 2011
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	August 25 , 2011
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	August 25 , 2011
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	August 25 , 2011
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	August 25 , 2011
/s/ William B. Blundin* William B. Blundin	Trustee	August 25 , 2011

*By:

/s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase